Commitments and Contingent Liabilities (Details)			1 Months Ended				12 Months Ended
	Mar. 11, 2019	Mar. 11, 2018	Jan. 19, 2020	Sep. 30, 2012 USD ($) $ / shares	Sep. 30, 2012 EUR (€) € / shares	Oct. 31, 2010 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2011 USD ($)	Oct. 31, 2010 ILS (₪)
Commitments and Contingent Liabilities (Details) [Line Items]
Payments of royalties							$ 2,091			$ 2,551	$ 305
Prepaid Royalties							1,472,856
Research and development							$ 987,444			1,090,295	787,025
Percentage of ministry fund levels							62.50%	62.50%	62.50%
Research and development agreement expense							$ 731,021			775,643	404,891
Accrued royalties												$ 37,455
Convertible bridge financing agreement amount							$ 4,775,555
Royalties description							the Company is obligated to pay 3% from future sales and 10% of sublicense fees derived from Nano Size’s intellectual property, until the aggregate consideration amounts to $1,400,	the Company is obligated to pay 3% from future sales and 10% of sublicense fees derived from Nano Size’s intellectual property, until the aggregate consideration amounts to $1,400,	the Company is obligated to pay 3% from future sales and 10% of sublicense fees derived from Nano Size’s intellectual property, until the aggregate consideration amounts to $1,400,
Aggregate consideration amounts							$ 1,400,000
Lease expiration date							Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2022
Minimum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Aggregate consideration amounts												$ 180,000
Convertible Bridge Financing Agreement [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Exchange rate, description						In October 2010, the Company entered into a Convertible Bridge Financing Agreement with Israel Electric Corporation (“IEC”) and, as part of the agreement, the Company committed to pay IEC royalties equal to 2% of the total net sales of the Company’s products and service revenues from the product developed and manufactured through this agreement, up to a cap of NIS 8,000,000 ($2,314,815 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019).
Accrued royalties							$ 6,791			4,020	1,558
Royalties net sales percentage						2.00%							2.00%
Convertible bridge financing agreement amount						$ 2,314,815							₪ 8,000,000
Know How License Agreement [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Payments of royalties				$ 28	€ 25				€ 2,000
Exercise price | (per share)				$ 1.00	€ 0.89		$ 1.00		€ 0.89
Royalty expenses							$ 2,247			2,290	2,396
Know How License Agreement [Member] | Minimum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Payments of royalties							2,247
Digiflex [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Research and development										2,200,000
Repayment of research and development efforts										1,100,000
Total contingent liability							$ 1,000,000
Other commitments, description							approximately 2,900 square feet of space at 6 Yad Haruzim, Kfar Saba, Israel for its principal office and laboratory at a monthly cost of approximately NIS 12,500 ($3,617 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019). This lease was mutually ended on March 15, 2020. Digiflex currently leases approximately 1,200 square feet of space in Migdal Ha’Emek, Israel for its principal office and laboratory at a monthly cost of approximately NIS 5,000 ($1,447 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019). This lease agreement expires on September 14, 2021.	approximately 2,900 square feet of space at 6 Yad Haruzim, Kfar Saba, Israel for its principal office and laboratory at a monthly cost of approximately NIS 12,500 ($3,617 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019). This lease was mutually ended on March 15, 2020. Digiflex currently leases approximately 1,200 square feet of space in Migdal Ha’Emek, Israel for its principal office and laboratory at a monthly cost of approximately NIS 5,000 ($1,447 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019). This lease agreement expires on September 14, 2021.	approximately 2,900 square feet of space at 6 Yad Haruzim, Kfar Saba, Israel for its principal office and laboratory at a monthly cost of approximately NIS 12,500 ($3,617 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019). This lease was mutually ended on March 15, 2020. Digiflex currently leases approximately 1,200 square feet of space in Migdal Ha’Emek, Israel for its principal office and laboratory at a monthly cost of approximately NIS 5,000 ($1,447 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019). This lease agreement expires on September 14, 2021.
Nano Size [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Subsidiary received							$ 1,150,559
Other commitments, description							The Company currently leases, through Nano Size, approximately 7,300 square feet of space in Migdal Ha’Emek, Israel for its principal offices and manufacturing facilities at a monthly cost of approximately NIS 15,493 ($4,483 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019).	The Company currently leases, through Nano Size, approximately 7,300 square feet of space in Migdal Ha’Emek, Israel for its principal offices and manufacturing facilities at a monthly cost of approximately NIS 15,493 ($4,483 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019).	The Company currently leases, through Nano Size, approximately 7,300 square feet of space in Migdal Ha’Emek, Israel for its principal offices and manufacturing facilities at a monthly cost of approximately NIS 15,493 ($4,483 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019).
National Technological Innovation Authority [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Payment of royalties authority rate							3.00%	3.00%	3.00%
Israeli Ministry of National Infrastructures [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Payment of royalties authority rate							5.00%	5.00%	5.00%
Total contingent liability							$ 168,103
Exchange rate, description							Pursuant to the agreement, the ministry will fund up to 62.5% of the Company’s expenses related to the approved program up to a maximum amount of NIS 625,000 ($180,063 based on the exchange rate of $1.00 / NIS 3.471 in effect as of December 31, 2013), out of which the Company received NIS 585,119 ($168,574 based on the exchange rate of $1.00 / NIS 3.471 in effect as of December 31, 2013) so far and do not expect to receive more, in exchange for the Company’s agreement to pay royalties of 5% plus interest as detailed in the agreement of any revenues generated from the intellectual property generated under the program.	Pursuant to the agreement, the ministry will fund up to 62.5% of the Company’s expenses related to the approved program up to a maximum amount of NIS 625,000 ($180,063 based on the exchange rate of $1.00 / NIS 3.471 in effect as of December 31, 2013), out of which the Company received NIS 585,119 ($168,574 based on the exchange rate of $1.00 / NIS 3.471 in effect as of December 31, 2013) so far and do not expect to receive more, in exchange for the Company’s agreement to pay royalties of 5% plus interest as detailed in the agreement of any revenues generated from the intellectual property generated under the program.	Pursuant to the agreement, the ministry will fund up to 62.5% of the Company’s expenses related to the approved program up to a maximum amount of NIS 625,000 ($180,063 based on the exchange rate of $1.00 / NIS 3.471 in effect as of December 31, 2013), out of which the Company received NIS 585,119 ($168,574 based on the exchange rate of $1.00 / NIS 3.471 in effect as of December 31, 2013) so far and do not expect to receive more, in exchange for the Company’s agreement to pay royalties of 5% plus interest as detailed in the agreement of any revenues generated from the intellectual property generated under the program.
Research and development agreement expense							$ 180,063	₪ 625,000
Accrued royalties							$ 1,080			112	148
Energy and Water Resources [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Payment of royalties authority rate							5.00%	5.00%	5.00%
Exchange rate, description							Pursuant to the agreement, the ministry will fund up to 62.5% of the Company’s expenses related to the approved program up to a maximum amount of NIS 625,000 ($180,063 based on the exchange rate of $1.00 / NIS 3.471 in effect as of December 31, 2013), out of which the Company received NIS 585,119 ($168,574 based on the exchange rate of $1.00 / NIS 3.471 in effect as of December 31, 2013) so far and do not expect to receive more, in exchange for the Company’s agreement to pay royalties of 5% plus interest as detailed in the agreement of any revenues generated from the intellectual property generated under the program.	Pursuant to the agreement, the ministry will fund up to 62.5% of the Company’s expenses related to the approved program up to a maximum amount of NIS 625,000 ($180,063 based on the exchange rate of $1.00 / NIS 3.471 in effect as of December 31, 2013), out of which the Company received NIS 585,119 ($168,574 based on the exchange rate of $1.00 / NIS 3.471 in effect as of December 31, 2013) so far and do not expect to receive more, in exchange for the Company’s agreement to pay royalties of 5% plus interest as detailed in the agreement of any revenues generated from the intellectual property generated under the program.	Pursuant to the agreement, the ministry will fund up to 62.5% of the Company’s expenses related to the approved program up to a maximum amount of NIS 625,000 ($180,063 based on the exchange rate of $1.00 / NIS 3.471 in effect as of December 31, 2013), out of which the Company received NIS 585,119 ($168,574 based on the exchange rate of $1.00 / NIS 3.471 in effect as of December 31, 2013) so far and do not expect to receive more, in exchange for the Company’s agreement to pay royalties of 5% plus interest as detailed in the agreement of any revenues generated from the intellectual property generated under the program.
Research and development agreement expense							$ 168,574	₪ 585,119
Accrued royalties							$ 1,080			$ 112	$ 148
Eshed Consulting [Member] | Financial Management Ltd [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Lawsuit, Description											The complaint alleges that the Company owes Eshed a total amount of NIS 120,000 ($32,017 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) in fees for professional financial services Eshed allegedly provided to the Company. On December 13, 2018, the Company signed a settlement agreement with Eshed under which the Company will pay Eshed a total of NIS 52,650 ($14,047 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018). The liability was recorded as a provision for legal claims, net of deposit associated with that litigation, within the accrued expenses and other current liabilities as of December 31, 2018 an amount of NIS 52,650 ($14,047 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) and was fully paid by the Company during 2019.
Reinhold Cohn & Co [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Lawsuit, Description		The complaint alleges that Digiflex owes Reinhold Cohn NIS 80,298 ($21,424 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) in fees for various services involving the protection of the Company’s intellectual property rights by way of registration of patents worldwide, including in the United States, Canada and Europe. In June 2018, the Company settled this claim for a total of NIS 82,798 ($22,091 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018). such amount was paid in 2018 and 2019.
I.T.S Industrial Technologic Ltd [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Lawsuit, Description	the Company settled this claim for a total of NIS 400,000 ($106,724 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), paid in 12 monthly installments commencing April 2019. The remaining liability was recorded within the Trade payables as of December 31, 2019 and was fully paid by the Company during 2020.
Yaskawa Europe Technology Ltd [Member] | Subsequent Event [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Lawsuit, Description			the Company settled this claim for a total of NIS 179,006 ($51,795 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019), paid in 12 monthly installments commencing May 2020. The liability was recorded as a provision for legal claims within the accrued expenses and other current liabilities as of December 31, 2019.